SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (REINSURANCE) (NARRATIVE) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013 subsidiary	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Company retains no more than this amount of mortality risk			$ 0.8
Ceded premiums written			176.7	212.1	220.0
Policyholder Benefits and Claims Incurred, Ceded			195.3	196.2	210.2
Assumed premiums written			35.0	37.4	69.4
Insurance Subsidiaries				2
Reinsurance Retention Policy, Reinsured Risk, Percentage				100.00%
Ceded long-term reserves	495
Additional premiums paid by subsidiaries to enter into coinsurance agreement	96.9
Over-collateralization rate of market-value trusts	7.00%
Net loss on sale of subsidiary and (gain) loss on reinsurance transactions			239.8	98.4	0
Gain related to other reinsurance transactions		3.8
Coventry health care marketing and quota share agreements [Member]
Significant Accounting Policies [Line Items]
Assumed premiums written			$ 6.8	$ 19.7	$ 49.9